Accounting policies	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Accounting policies	Accounting policies
a)Basis of preparation

These unaudited condensed consolidated financial statements for the three and six months ended June 30, 2023 and 2022 have been prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting” (“IAS 34”) as issued by the International Accounting Standards Board. The accounting policies and methods of computation applied in the preparation of the unaudited condensed consolidated financial statements are consistent with those applied in the Group’s annual financial statements for the year ended December 31, 2022 except for the estimation of income tax (see note 8).

The financial statements do not include all of the information required for annual financial statements and should be read in conjunction with the consolidated financial statements of the Group for the year ended December 31, 2022.

The financial statements have been prepared on the historical cost basis, with the exception of certain financial instruments which are measured at fair value.

The financial statements and footnotes have been presented in pounds sterling. This is the functional currency of the Company, being the currency of the primary economic environment in which the Company operates, and the presentational currency of the Group. All values are rounded to the nearest thousand pound (“£’000”) except where otherwise indicated.

These unaudited condensed consolidated financial statements were prepared at the request of the Group’s Board of Directors (the “Board”) to meet regulatory and contractual commitments and were approved by the Board on August 9, 2023 and signed on its behalf by Andrew Hopkins, Chief Executive Officer of the Group.

b)Basis of consolidation

These unaudited condensed consolidated Group financial statements consolidate the financial statements of Exscientia plc and all its subsidiary undertakings made up to June 30, 2023.

c)Going concern

As at June 30, 2023, the Group’s cash, cash equivalents and short-term bank deposits amounted to £400,153,000. The Group has incurred significant research and development expenses from the start of the Group’s activities, with net cash outflows from operating activities amounted to £84,669,000 for the six months ended June 30, 2023. Taking into account the Group’s cash, cash equivalents and short-term bank deposits as at June 30, 2023, the Board believes that the Group has sufficient financial resources to cover its planned cash outflows for the foreseeable future, being a period of at least twelve months from the date of issuance of these financial statements.
2.Accounting policies (continued)

c)Going concern (continued)

As the Group has concluded that there is no substantial doubt about its ability to continue as a going concern within one year of the issuance of these financial statements, the Group has prepared these financial statements under the going concern assumption.

d)Application of new and revised International Financial Reporting Standards (IFRSs)

There have been no new or revised accounting standards that have had a material impact on the unaudited condensed consolidated financial statements relative to those applied within the consolidated financial statements of the Group for the year ended December 31, 2022. Any new accounting standards implemented were assessed and determined to be either not applicable or did not have a material impact on the interim financial statements or processes.

e)Significant accounting policies

The significant accounting policies are disclosed in the consolidated financial statements of the Group for the year ended December 31, 2022. There have been no changes to existing accounting policies for the three and six months ended June 30, 2023.

Restatement of previously issued financial information

A classification error was identified within the Company’s unaudited condensed consolidated statement of cash flows as of and for the six month period ended June 30, 2022 related to the presentation of foreign exchange gains and losses on cash and cash equivalents, whereby certain exchange gains and losses relating to cash and cash equivalents were presented within net cash inflows from operating activities, rather than within exchange gains and losses on cash and cash equivalents. The effects on the condensed consolidated statement of cash flows for the six months ended June 30, 2022 are shown in the tables below.

	six months ended June 30, 2022
	As originally reported	Adjustment	As restated
	£’000	£’000	£’000
Foreign exchange gain	(36)	(24,481)	(24,517)
Net cash flows from operating activities	52,033	(24,481)	27,552
Net decrease in cash and cash equivalents	(60,448)	(24,481)	(84,929)
Exchange gain on cash and cash equivalents	107	24,481	24,588
Cash and cash equivalents at the beginning of the year	562,173	—	562,173
Cash and cash equivalents at the end of the period	501,832	—	501,832